Subsequent Events (Details Narrative)				10 Months Ended
	Apr. 07, 2023 USD ($)	Mar. 29, 2023 USD ($)	Jan. 30, 2023 shares	Dec. 15, 2023 USD ($) $ / shares shares	Sep. 30, 2023 shares	Jan. 26, 2023 shares	Jan. 20, 2023 shares	Jan. 12, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Subsequent Event [Line Items]
Conversion ratio			1
Forecast [Member]
Subsequent Event [Line Items]
Number of public shares outstanding				2,383,053
Number of ordinary shares, shareholders exercised their right to redeem				32,116,947
Amount removed from the Trust Account to pay holders | $				$ 332,000,000
Price per public share | $ / shares				$ 10.34
Amount remain in the Trust Account | $				$ 25,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Number of public shares outstanding			0		0				11,983,333	11,983,333
Ordinary shares, shares issued			0		0				11,983,333	11,983,333
Common Class A [Member]
Subsequent Event [Line Items]
Number of public shares outstanding			47,933,333		13,433,333				1,450,000	1,450,000
Ordinary shares, shares issued			47,933,333		13,433,333				1,450,000	1,450,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion ratio			1
Number of public shares outstanding						47,933,333
Past due fee balance | $		$ 151,000
Market value of listed securities | $	$ 50,000,000
Subsequent Event [Member] | Founder shares [Member]
Subsequent Event [Line Items]
Number of public shares outstanding								11,983,333
Ordinary shares, shares issued								11,983,333
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares cancelled			11,983,333
Number of public shares outstanding							0
Ordinary shares, shares issued							0
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor, Shares			11,983,333
Number of public shares outstanding							47,933,333	35,950,000
Ordinary shares, shares issued							47,933,333	35,950,000